1.  Name and address of issuer

	Active Assets Institutional
Government Securities Trust

2.  The name of each series or
class of securities for which this
Form is filed
	x

3a.  Investment Company Act File Number:

	811-21024

3b.  Securities Act File Number:

	333-81184

4a.  Last day of fiscal year for which
this Form is filed:

	June 30, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this
Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):	6,851,594,059

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal
year:	5,941,638,059

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than October 11,
1995 that were not previously used to reduce
registration fees payable to the Commission:
	481,930,511

	(iv)  Total available redemption
 credits [add items 5(ii) and 5(iii)]:
(6,423,568,570)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	428,025,489

	(vi)  Redemption credits available
for use in future years - if item 5(i) is
less than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	0.00

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
..0001364

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	58,382.68

6.  Prepaid Shares:

	If the response to Item 5(i) was
determined by deducting an amount of securities
that were registered under the Securities Act
of 1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the
amount of securities (number of shares or
shares or other units) deducted here:	.
If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here:	.

	If the response to Item 5(i) was
determined by deducting an amount of securities
that were registered under the Securities Act
of 1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the amount
of securities (number of shares or shares or
other units) deducted here:	.  If there
is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which
this form is filed that are available for use
by the issuer in future fiscal years, then
state that number here:	.

	0.00

8.  Total of the amount of registration fee
due plus any interest due [line 5(viii) plus line 7]:

	58,382.68

9.  Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by
the following persons on behalf of the issuer
and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title of the signing
officer below the